Income Taxes - Reconciliation Of Income Taxes (Details) $ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Taxes [Abstract]
Earnings before income taxes			$ 132.4		$ 161.0	$ 109.1
Income tax expense at Celestica’s statutory income tax rate of 26.5% (2016 and 2015 — 26.5%)			35.1		42.7	28.9
Manufacturing and processing deduction			(0.1)		(0.1)	(0.6)
Foreign income taxed at different rates			(7.6)		(0.1)	(19.9)
Foreign exchange			(6.8)		4.8	3.4
Other, including non-taxable/non-deductible items and changes to net provisions related to tax uncertainties			3.4		(25.3)	15.1
Change in unrecognized tax losses and deductible temporary differences			3.4		2.7	15.3
Income tax expense			$ 27.4		$ 24.7	$ 42.2
Statutory income tax rate			26.50%	26.50%	26.50%	26.50%
Deferred tax expense related to taxable temporary differences, repatriation of undistributed foreign earnings					$ 8.0
Current tax expense for withholding tax on dividends paid			$ 6.0
Tax effect of reversal of provisions for tax uncertainties related to transfer pricing matter	$ 45	$ 34.0		$ 45	$ 34.0